Schedule of Assets and Liabilities of VIE (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Current assets	$ 2,192,192	$ 2,295,657
Current liabilities	2,100,912	1,894,884
Variable Interest Entity, Not Primary Beneficiary [Member]
Current assets
Non-current assets
Total assets
Current liabilities
Non-current liabilities
Total liabilities